Income Taxes - Components of Income before Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of income before income tax expense:
Domestic	$ 603,260	$ 454,628	$ 485,191
Foreign	14,302	6,404	8,373
Income before income taxes and equity in income of equity investments	$ 617,562	$ 461,032	$ 493,564